Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 40,274	$ 41,110	$ 43,957
Interest on investment securities:
Taxable	3,394	3,592	4,100
Nontaxable	722	844	909
Federal funds sold and other overnight interest-bearing deposits	28	37	46
Dividends on other securities	80	82	102
Total interest income	44,498	45,665	49,114
Interest on deposits:
Savings, interest checking and money market	968	974	1,146
Time deposit accounts $100,000 and over	940	1,142	1,345
Other time deposits	1,384	2,498	3,481
Interest on federal funds purchased and securities sold under agreements to repurchase	21	24	21
Interest on subordinated notes	1,264	1,284	1,381
Interest on Federal Home Loan Bank advances	467	420	531
Total interest expense	5,044	6,342	7,905
Net interest income	39,454	39,323	41,209
Provision for loan losses	0	2,030	8,900
Net interest income after provision for loan losses	39,454	37,293	32,309
NON-INTEREST INCOME
Service charges on deposit accounts	5,265	5,556	5,439
Trust department income	844	796	893
Real estate servicing fees, net	319	876	(453)
Gain on sale of mortgage loans, net	1,093	1,665	2,669
Gain on sale of investment securities	20	778	26
Other	1,208	1,195	1,152
Total non-interest income	8,749	10,866	9,726
NON-INTEREST EXPENSE
Salaries and employee benefits	20,377	19,542	19,165
Occupancy expense, net	2,660	2,630	2,598
Furniture and equipment expense	1,823	2,007	1,840
FDIC insurance assessment	933	992	993
Legal, examination, and professional fees	1,159	982	1,189
Advertising and promotion	1,274	1,301	1,083
Postage, printing, and supplies	1,117	1,210	1,144
Processing expense	3,101	3,543	3,593
Other real estate expense, net	845	4,924	2,659
Other	3,218	3,632	4,403
Total non-interest expense	36,507	40,763	38,667
Income before income taxes	11,696	7,396	3,368
Income tax expense	4,042	2,422	546
Net income	7,654	4,974	2,822
Preferred stock dividends and accretion of discount	0	615	1,784
Net income available to common shareholders	$ 7,654	$ 4,359	$ 1,038
Basic earnings per share (in dollars per share)	$ 1.46	$ 0.83	$ 0.20
Diluted earnings per share (in dollars per share)	$ 1.46	$ 0.83	$ 0.20